CONVERTIBLE BONDS (Tables)	12 Months Ended
Dec. 31, 2024
Detailed Information About Borrowings [Abstract]
Schedule of recognition and movements of convertible bonds
Recognition and movements of the convertible bonds were as follows:

Amounts in $ ‘000	2024	2023
Balance at January 1	138,422	133,386
Repurchase	(134,924)	—
Carrying value initial recognition	81,785	—
Interest paid (cash flow)	(4,457)	(4,046)
Amortization	5,725	830
Accrued interest	1,972	4,046
Currency translation	(6,124)	4,206
Balance at December 31	82,399	138,422
- Current portion	4,245	1,824
- Non-current portion	78,154	136,598

Schedule of indirect measurement of fair value of equity component during the period

Parameter	At initial recognition	Immediately prior to reclassification
Share price	0.8924	0.7690
Conversion price per share	1.2271	1.2271
Dividend yield	—%	—%
Expected term in years	5.00	4.85
Risk-free rate	2.90%	3.01%
Volatility	44.34%	43.99%
Barrier price per share	1.5952	1.5952